OTHER NON-INTEREST EXPENSE (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 EUR (€)	Dec. 31, 2011 EUR (€)	Dec. 31, 2010 EUR (€)
Insurance Claims Reserves Movement [Abstract]
Reinsurance premiums ceded		€ 76,564	€ 75,499	€ 117,003
Insurance benefits and claims incurred		525,168	600,701	625,970
Reinsurance recoveries		4,395	(49,569)	(70,547)
Net insurance claims and benefits incurred		529,563	551,132	555,423
Movement in mathematical and other reserves		(238,732)	226,875	103,443
Share of reinsurers		1,687	16,698	3,258
Net movement in mathematical and other reserves		(237,045)	243,573	106,701
Commission expense		77,235	107,492	120,401
Other insurance related expenses		23,548	36,183	42,061
Total		469,865	1,013,879	941,589
Other Noninterest Expense Details [Abstract]
Insurance claims, reserves movement, commissions and reinsurance premium ceded		469,865	1,013,879	941,589
Credit card costs		47,960	31,868	30,067
Hotel running costs		30,650	35,128	37,125
Broker costs		3,450	4,623	6,996
Rental expense		122,818	119,226	120,386
Taxes and duties other than income tax		95,597	94,201	97,835
Promotion and advertising		66,867	56,946	78,502
Third party fees		123,592	135,216	139,599
Commissions on issues of Hellenic Republic Bank Support Plan - Pillar II		210,909	159,109	46,012
Other		423,719	583,044	359,717
Total	$ 2,084,708	€ 1,595,427	€ 2,233,240	€ 1,857,828